                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Capital Management, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Vice President
Phone: 617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    May 10, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      52

Form 13F Information Table Value Total:      $474,954,867

List of Other Included Managers:

NONE

                                       CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                          MARKET    ITEM 5                      (C)   ITEM           (SHARES)
ITEM 1                          ITEM 2        ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID      (X1000)    PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
AFLAC INC                        COM        001055102    10,887,500  200,000  X                               X
ALFA CORP                        COM        015385107     1,935,000  120,000  X                               X
ALLSTATE CORP                    COM        020002101    10,748,125  290,000  X                               X
AMERICAN GENERAL CORP            COM        026351106    13,395,000  190,000  X                               X
AMERICAN HERITAGE LIFE INVT      COM        026522102    12,122,500  520,000  X                               X
AMERICAN INTL GROUP INC          COM        026874107    28,950,000  240,000  X                               X
AON CORP                         COM        037389103    25,300,000  400,000  X                               X
BALDWIN & LYONS INC              CLB        057755209     1,560,938   75,000  X                               X
BANK ONE CORP                    COM        06423A103     6,056,875  110,000  X                               X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108    25,704,000      385  X                               X
CENTRIS GROUP INC                COM        155904105       633,750   60,000  X                               X
CHUBB CORP                       COM        171232101    15,519,063  265,000  X                               X
CINCINNATI FINL CORP             COM        172062101    29,113,563  799,000  X                               X
CRAWFORD & CO                    CLA        224633206     1,120,625  110,000  X                               X
EQUIFAX INC                      COM        294429105     1,203,125   35,000  X                               X
ERIE INDTY CO                    CLA        29530P102     4,537,500  165,000  X                               X
EXECUTIVE RISK INC               COM        301586103     2,840,000   40,000  X                               X
FBL FINL GROUP INC               CLA        30239F106     1,775,000  100,000  X                               X
GALLAGHER ARTHUR J & CO          COM        363576109     2,760,000   60,000  X                               X
HARLEYSVILLE GROUP INC           COM        412824104     1,743,750   90,000  X                               X
HCC INS HLDGS INC                COM        404132102     4,812,500  250,000  X                               X
HORACE MANN EDUCATORS CORP       COM        440327104     6,492,500  280,000  X                               X
HSB GROUP INC                    COM        40428N109     3,712,500  100,000  X                               X
JOHN NUVEEN CO                   CLA        478035108     2,512,500   60,000  X                               X
LIFE USA HLDG INC                COM        531918209       534,375   50,000  X                               X
MARKEL CORP                      COM        570535104     4,145,750   23,000  X                               X
MARSH & MCLENNAN COS INC         COM        571748102    16,321,250  220,000  X                               X
MBIA INC                         COM        55262C100    22,040,000  380,000  X                               X
MEDICAL ASSURN INC               COM        58449U100     1,188,040   42,430  X                               X
MERCURY GENL CORP                COM        589400100    17,315,438  496,500  X                               X
MORGAN JP & CO INC               COM        616880100    12,337,500  100,000  X                               X
MUTUAL RISK MGT LTD              COM        628351108     6,545,000  170,000  X                               X
OHIO CAS CORP                    COM        677240103    11,115,000  285,000  X                               X
POE & BROWN INC                  COM        730444106     5,144,063  155,000  X                               X
                                                        -----------
                                 PAGE TOTAL             312,122,730

                                       CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2
                                                                                         ITEM 6                      ITEM 8
                                                          ITEM 4    ITEM 5   INVESTMENT DISCRETION (SHARES)     VOTING AUTHORITY
                                                           FAIR     SHARES                      (C)   ITEM           (SHARES)
ITEM 1                          ITEM 2        ITEM 3      MARKET     OR        (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID       VALUE    PRN AMT     SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
PRESIDENTIAL LIFE CORP           COM        740884101     1,704,063   95,000  X                              X
PROGRESSIVE CORP OHIO            COM        743315103    41,041,000  286,000  X                              X
PROTECTIVE LIFE CORP             COM        743674103    11,362,500  300,000  X                              X
PROVIDENT COS INC                COM        743862104     7,949,375  230,000  X                              X
REINSURANCE GROUP AMER INC       COM        759351109     2,872,969   67,500  X                              X
RENAISSANCE RE HLDGS LTD         COM        G7496G103     7,336,875  210,000  X                              X
SAFECO CORP                      COM        786429100    16,175,000  400,000  X                              X
ST PAUL COS INC                  COM        792860108    15,292,504  492,314  X                              X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103    12,818,531  585,990  X                              X
TORCHMARK CORP                   COM        891027104    16,603,125  525,000  X                              X
20TH CENTY INDS                  COM        901272203     1,381,250   85,000  X                              X
UNITED FIRE & CAS CO             COM        910331107     1,534,700   59,600  X                              X
UNITED HEALTHCARE CORP           COM        910581107     1,052,500   20,000  X                              X
UNUM CORP                        COM        903192102     9,988,125  210,000  X                              X
WACHOVIA CORP                    COM        929771103    10,554,375  130,000  X                              X
WADDELL & REED FINL INC          CLA        930059100     1,637,376   79,782  X                              X
WADDELL & REED FINL INC          CLB        930059209     2,555,369  128,572  X                              X
ZENITH NATL INS CORP             COM        989390109       972,500   40,000  X                              X
                                                        -----------
                                 PAGE TOTAL             162,832,137